Accounting Policies, by Policy (Policies)	3 Months Ended
Mar. 31, 2014
Accounting Policies [Abstract]
Fair Value Measurement, Policy [Policy Text Block]

Fair Value of Financial Instruments

The carrying value of cash and cash equivalents, receivables, and accounts payable approximate their respective fair values due to the short-term nature of these instruments. Based on borrowing rates which management believes would currently be available to the Company for similar issues of debt, taking into account the current credit risk of the Company and other market factors, the carrying value of the Company’s debt obligations approximate their fair value.

Earnings Per Share, Policy [Policy Text Block]

Income or Loss per Common Share

Basic income or loss per common share is net income or loss applicable to common stockholders divided by the weighted average number of common shares outstanding during the period. Diluted income or loss per common share is calculated in the same manner, but also considers the impact to net income or loss and common shares outstanding for the potential dilution from stock options, warrants, convertible debentures, preferred stock, and convertible promissory notes.

Shares of our common stock underlying the following securities were not included in dilutive weighted average shares outstanding for the three months ended March 31, 2014 and 2013, as their effects would have been anti-dilutive.

	March 31,
	2014	2013
Stock options	12,182,855	11,798,198
Warrants	625,010	3,007,500
Convertible debentures	90,882	62,214
Convertible promissory notes	660,000	880,000
Total	13,558,747	15,747,912

Our Series C Preferred Stock is only convertible to common stock at the shareholders election upon a change in control of the Company. The potential dilutive effect of Series C Preferred Stock based on the closing price as of March 31, 2014 would be 51,546,392 common shares.

Use of Estimates, Policy [Policy Text Block]

Management Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect reported amounts. These estimates are based on information available at the date of the financial statements. Actual results could differ from those estimates. Significant estimates include the following:

•	the allocation of purchase price to assets and liabilities acquired,

•	allowance for doubtful accounts receivable,

•	asset retirement obligations,

•	fair value of stock-based compensation,

•	contingent liabilities, and

•	the assessment of assets for impairment.